Share Capital - Authorized capital (Details)												12 Months Ended
	May 24, 2022 CAD ($) shares	Apr. 25, 2022 CAD ($) shares	Mar. 29, 2022 CAD ($) shares	Nov. 30, 2021 CAD ($) $ / shares shares	Jun. 10, 2021 shares	May 21, 2021 CAD ($) shares	Apr. 23, 2021 CAD ($) shares	Dec. 18, 2020 CAD ($) $ / shares shares	Oct. 01, 2020 CAD ($) shares	Dec. 31, 2019 shares	Dec. 13, 2018 shares	Jun. 30, 2022 CAD ($) series shares	Jun. 30, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Preferred shares minimum number of series | series												1
Total number of shares issued (in shares) | shares												166,402,197
Fair value of common shares issued for exploration and evaluation assets												$ 4,620,000	$ 3,411,000
Number of shares issued to acquire intangible assets | shares										500,000	500,000
Finders' fee				$ 6,384,050
Finders' warrants fair value				2,211,663
Additional share issuance costs				$ 450,942
Number of common shares issued for exercise of warrants (in shares) | shares												6,684,892	11,245,133
Proceeds from exercise of warrants												$ 7,389,127	$ 10,190,569
Receivable from transfer agent held													$ 39,000
Number of common shares issued for exercise of stock options (in shares) | shares												4,410,784	1,375,000
Amount received from exercise of stock options												$ 8,517,711
Proceeds from exercise of options												4,411,499	$ 1,241,500
Amount transferred from contributed surplus to share capital												4,106,212	981,261
Proceeds from exercise of warrants												$ 7,389,127	$ 10,151,569
Expected stock price volatility												142.00%	114.00%
Risk-free interest rate												1.59%	0.56%
Weighted average contractual life warrants outstanding												1 year 6 months 7 days
Number of common shares issued for advisory services (in shares) | shares			60,235
Fair value of common shares issued for advisory services			$ 500,000
Private Placement - Shares [Member]
IfrsStatementLineItems [Line Items]
Warrants issued as finders fee (in shares) | shares				336,877
Proceeds from issuing shares				$ 127,070,000
Shares issued (in shares) | shares				13,480,083
Sale of stock per share | $ / shares				$ 9.43
Private Placement - Shares [Member] | Commons Share Warratns [Member]
IfrsStatementLineItems [Line Items]
Expected stock price volatility				83.00%
Risk-free interest rate				0.92%
Dividend rate				0.00%
Expected life				2 years
Share capital share price | $ / shares				$ 13.23
Prospectus Financing Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for financing (in shares) | shares								15,697,500
Share price (in CAD per share) | $ / shares								$ 2.20
Proceeds from issuing shares								$ 34,534,500
Payments for share issue costs								$ 2,666,812
Nevada Alaska Mining Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares									500,000
Fair value of common shares issued for exploration and evaluation assets									$ 1,025,000
TETRA Technologies, Inc.
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares		400,000					400,000
Fair value of common shares issued for exploration and evaluation assets		$ 3,240,000					$ 1,600,000
National Chloride
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	200,000					200,000
Fair value of common shares issued for exploration and evaluation assets	$ 1,380,000					$ 786,000
LANXESS [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for convertible loan (in shares) | shares					6,251,250